UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMCX Mid-Cap Value Fund –
.
TAMVX Mid-Cap Value Fund–
.
Advisor  Class
RRMVX Mid-Cap Value Fund–
.
R  Class
TRMIX Mid-Cap Value Fund–
.
I  Class
TRTZX Mid-Cap Value Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Value Fund
HIGHLIGHTS
U.S. mid-cap stocks held up better than the broader stock market, which pulled back amid market turmoil caused by rising interest rates, elevated inflation, and concerns about slowing economic growth.
The Mid-Cap Value Fund outperformed the Russell Midcap Value Index and its peer group, the Lipper Mid-Cap Value Funds Index, for the 12 months ended
December 31, 2022.
Depressed valuations across all sectors allowed us to rotate into names that we believe can serve the portfolio well in any market environment. Our overweight position in energy, along with stock selection and our underweight position in consumer discretionary, benefited relative performance in the period.
On June 1, Vincent DeAugustino took over sole control of the portfolio as portfolio manager after David Wallack’s retirement. Our focus remains on identifying and holding durable and out-of-favor companies that may not be operating to their full potential.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Mid-Cap Value Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Mid-Cap Value Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Value Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Mid-Cap Value Fund returned -4.24% in the 12 months ended
December 31, 2022. The fund outperformed the Russell Midcap Value Index and the return of its peer group, the Lipper Mid-Cap Value Funds Index.
(Returns for the Advisor, R, I, and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Our deeply rooted,
idiosyncratic, and often
contrarian process led to
a number of bottom-up
decisions that drove the
fund’s outperformance across
both stock selection and
sector allocation during the
period. Many energy stocks
had been out of favor as we
built an overweight allocation
to the sector, particularly
within oil field services as the
sector has struggled through
years of underinvestment.
Investment and activity
levels are now rebounding
significantly, buoying the
shares of holdings such as TechnipFMC, the only company that offers a fully integrated subsea production solution. Shares of Tidewater have also benefited from improving offshore service vessel day rates. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Mid-Cap Value Fund –
.
6.46% -4.24%
Mid-Cap Value Fund–
.
Advisor  Class 6.34 -4.46
Mid-Cap Value Fund–
.
R  Class 6.21 -4.70
Mid-Cap Value Fund–
.
I  Class 6.53 -4.08
Mid-Cap Value Fund–
.
Z  Class 6.93 -3.44
Russell Midcap Value
Index 5.01 -12.03
Lipper Mid-Cap Value
Funds Index 6.90 -7.59

T. ROWE PRICE Mid-Cap Value Fund

Stock selection in consumer discretionary contributed to relative performance, as did our initial underweight in the sector that we narrowed opportunistically throughout the year when certain consumer discretionary stocks became oversold. Throughout the year we added to positions in retailers Ralph Lauren and Burlington Stores as recession fears mounted, which positively contributed to performance. In a more idiosyncratic example, shares of Strategic Education, a for-profit education company whose top assets include Strayer and Capella, are benefiting as student enrollments normalize from the pandemic and tight labor markets.
Real estate stocks lagged the market overall during the period, and our underweight position and stock choices boosted relative performance. Our underweight stemmed from what seemed like a disconnect in cap rates and the trajectory of interest rates, though we aim to stay out of the macro fray.
Apartment Investment and Management, a multifamily apartment developer, had taken several steps to unlock value and improve corporate governance that supported its shares. Timber real estate investment trust holdings Rayonier and Weyerhaeuser were more resilient real estate holdings, given net asset values and structural supply and demand support and a backdrop of carbon credit optionality.
Other absolute contributors are deeply idiosyncratic turnaround situations like
PG&E, one of California’s largest public utilities, which is rebuilding credibility and its wildfire safety protections. Newer management has made significant progress in de-risking its transmission network, while several regulatory developments have been favorable. Cardinal Health, one of the largest health care distributors, is a long-term holding where external pressures have resulted in heightened management urgency and execution, which is improving its earnings potential and valuation.
While contributors to performance were largely idiosyncratic, this pattern equally continues among detractors. Koninklijke Philips, one of the two largest sleep apnea machine manufacturers, has been plagued by recall issues and the threat of class action lawsuit liabilities. Shares fell as the scope of recall issues broadened and as broader hospital capex spending concerns emerged in its other businesses. Another health care company, Dentsply Sirona, a leading dental manufacturer, was found to have made accounting errors in the preparation of its financial statements, which led it to restate its financials ahead of delisting risk. Its recently appointed management team is now moving forward with heightened accountability and reset strategy.

T. ROWE PRICE Mid-Cap Value Fund

Additionally, the timing of building our Western Digital position proved detrimental. We have found the sum-of-the-parts valuation attractive, which was ultimately supported by external pressure and Western Digital’s decision to undertake a strategic review. In the meantime, flash memory pricing and demand have weakened, leading to depressed earnings as downstream inventory excesses are absorbed. Consistent with our long-standing contrarian practice, we have steadily built a larger position on incremental bad news with a focus on the self-help levers available to the company as it navigates what we think will be an inevitable flash market recovery.
How is the fund positioned?
Volatility across most sectors allowed us to find opportunities to rotate into names that we believe can serve the portfolio well in varying market environments. Our sector positioning is the result of bottom-up stock picking rather than macro- or sector-level calls. Throughout 2022, we consolidated our holdings, focusing on higher-conviction names that we felt were undervalued by the market or may not be operating to their full potential.
We substantially increased our allocation in the industrials and business services sector, particularly in the machinery industry. We bought toolmaker
Stanley Black & Decker at an attractive valuation, as the stock has been pressured by weakness in the housing market and the overall stimulus roll-off leading to inventory issues, as well as fears about rising inflation and supply chain volatility. We continue to believe that the company possesses excellent brands, its inventory optimization plan is on track, and the work to nearshore their supply chain should allow Stanley to improve responsiveness and become more nimble. We also added a position in Middleby, a leading provider of food processing equipment to the commercial food service and food processing industries, which are on the upswing. Middleby is well positioned to benefit from the rising rate of customer adoption of labor-saving automation and energy-efficient equipment. In addition, we have confidence in management’s ability to add value through acquisitions.
Consumer discretionary was another area of investment focus where we found attractively valued opportunities in durable franchises with strong brands and market positions. Bright Horizons Family Solutions is a child-care services company operating in the U.S. and select international markets. As the pandemic overhang wanes, we see signs of the work site business recovering.
Child-care, especially urban-based care for dual-income families, remains significantly undersupplied, and Bright Horizons is positioned well now that it has adjusted wages and ramped up staffing. We also think that the company’s highly profitable backup child-care offering has the potential to become a significant business driver. We started a position in General Motors (GM), a

T. ROWE PRICE Mid-Cap Value Fund

global automotive manufacturer with a primarily U.S. business. The share price was attractive, as the company dealt with cyclicality concerns around demand and supply chain issues, and we like the potential value built into the company with its electric vehicle initiatives. Perhaps most important is that we see significant value in GM’s 80% stake in autonomous vehicle company Cruise, which we believe is ignored in GM’s stock price.
We initiated a position in off-price retailer Burlington Stores as it struggled with a combination of other retailers’ aggressive inventory liquidation efforts and its own merchandising shortfalls. We think that the company represents a compelling opportunity as it is in the early stages of refining its business model, which should allow the company to improve operational efficiencies and deliver consistent growth.
Buying activity in
information technology
increased our exposure,
but the sector remains
underweight, as it tends
to have more of a growth
focus and is dominated by
companies whose valuations
exceed our targets. However,
we are finding idiosyncratic
ideas within the hardware
tech space that meet our
investment criteria. The
semiconductor sector is
currently navigating deep
stress as many end markets
flip from undersupply to
oversupply on the heels of
customers canceling COVID-
era double orders. We
have been using this stress
opportunistically to build
positions in companies that
we believe will come out of the downcycle stronger, like Marvell Technology, which is already seeing long-term design wins. We are also adding to other semi-cap equipment providers that we think will benefit both from a cyclical recovery in capex as well as from the regionalization of semiconductor production at a time when manufacturing complexity is rising.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Financials 19.5% 15.7%
Industrials and Business
Services 7.7  13.8
Health Care 14.1  10.8
Energy 8.3  8.9
Consumer Discretionary 4.3  8.7
Consumer Staples 8.6  7.9
Materials 9.6  7.6
Information Technology 3.4  6.3
Real Estate 7.0  6.2
Communication Services 5.4  5.0
Utilities 5.6  4.9
Other and Reserves 6.5  4.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Mid-Cap Value Fund

To help fund these new and increased positions, we reduced our exposure to several sectors, including financials, utilities, energy, and health care. Many of our sales were among strong contributors discussed previously, such as
Cardinal Health and PG&E. We also managed our overweight to the energy sector on strength with sales of Imperial Oil, Canadian Natural Resources,
National Fuel Gas Company, and EQT Corp. Elsewhere, we are continually testing our thesis conviction and changing course when needed, especially when companies have successfully exited our mid-cap focus, like Marsh &
McLennan, one of the largest global insurance brokers.
What is portfolio management’s outlook?
Looking ahead to the coming quarters, we believe market uncertainty will persist as investors need to balance many competing themes across normalizing supply chain constraints at a point in time where end market demand may be faltering. Our contrarian senses lead us to observe that this, however, is an increasingly consensus view. While the portfolio retains a defensive bias, during bouts of market stress, we have been keen to act opportunistically to build positions in stocks that we believe are oversold. We cannot be certain of the timing of a recovery, but we are open-minded, are patient, and hold the view that uncertainty and market stress often present opportunities to build cheap recovery optionality. As always, we remain steadfast in our approach to discover mispriced companies that we believe offer attractive risk/
reward opportunities.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Mid-Cap Value Fund

RISK OF INVESTING IN THE FUND
PRINCIPAL RISKS
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:
Mid-cap stocks. Investments in securities issued by mid-cap companies are likely to be more volatile than investments in securities issued by larger companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies, and they are therefore more sensitive to economic, market, and industry changes.
Value investing. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style.
The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time, or a stock judged to be undervalued may be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser believes are their full market values.
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues, such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. ROWE PRICE Mid-Cap Value Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Mid-Cap Value Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
TechnipFMC 2.4%
Select Medical Holdings 2.4
News 2.3
PG&E 2.2
FirstEnergy 2.1
Flowers Foods 2.1
Textron 2.0
Fifth Third Bancorp 2.0
Western Digital 1.8
RenaissanceRe Holdings 1.8
Zimmer Biomet Holdings 1.7
Ralph Lauren 1.7
Stanley Black & Decker 1.6
State Street 1.6
Sysco 1.5
Tidewater 1.4
Webster Financial 1.2
Summit Materials 1.2
JB Hunt Transport Services 1.2
PACCAR 1.2
Kemper 1.1
Burlington Stores 1.0
Cameco 1.0
Expro Group Holdings 1.0
Charles River Laboratories International 1.0
Total 40.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Mid-Cap Value Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MID-CAP VALUE FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Mid-Cap Value Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Mid-Cap Value Fund –
.
-4.24% 6.98% 10.58% – –
Mid-Cap Value Fund–
.
Advisor  Class -4.46 6.69 10.29 – –
Mid-Cap Value Fund–
.
R  Class -4.70 6.43 10.02 – –
Mid-Cap Value Fund–
.
I  Class -4.08 7.12 – 9.54% 8/28/15
Mid-Cap Value Fund–
.
Z  Class -3.44 – – 27.87 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
R,
0.04
I, and
0.05
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Mid-Cap Value Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Mid-Cap Value Fund 0.77%
Mid-Cap Value Fund–Advisor Class 1.05
Mid-Cap Value Fund–R Class 1.29
Mid-Cap Value Fund–I Class 0.65
Mid-Cap Value Fund–Z Class 0.64
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Mid-Cap Value Fund

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund

MID-CAP VALUE FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,064.60 $4.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.12   4.13
Advisor Class
Actual   1,000.00   1,063.40   5.51
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.86   5.40
R Class
Actual   1,000.00   1,062.10   6.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.65   6.61
I Class
Actual   1,000.00   1,065.30   3.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.83   3.41
Z Class
Actual   1,000.00   1,069.30   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.81%, the
2
Advisor Class was 1.06%, the
3
R Class was 1.30%, the
4
I Class was 0.67%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 33.63 $ 29.59 $ 27.97 $ 24.40 $ 30.40
Investment activities
Net investment income
(1)(2)
0.26 0.28 0.34 0.40 0.30
Net realized and unrealized gain/
loss (1.60) 6.86 2.40 4.36 (3.34)
Total from investment activities (1.34) 7.14 2.74 4.76 (3.04)
Distributions
Net investment income (0.25) (0.34) (0.30) (0.41) (0.30)
Net realized gain (3.69) (2.76) (0.82) (0.78) (2.66)
Total distributions (3.94) (3.10) (1.12) (1.19) (2.96)
NET ASSET VALUE
End of period $ 28.35 $ 33.63 $ 29.59 $ 27.97 $ 24.40
Ratios/Supplemental Data
Total return
(2)(3)
(4.24)% 24.53% 9.88% 19.61% (10.61)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.81% 0.77% 0.78% 0.78% 0.78%
Net expenses after waivers/
payments by Price Associates 0.81% 0.77% 0.78% 0.78% 0.78%
Net investment income 0.81% 0.83% 1.32% 1.48% 0.99%
Portfolio turnover rate 46.8% 24.8% 35.1% 31.9% 33.9%
Net assets, end of period (in
millions) $3,973 $5,980 $5,070 $9,224 $8,655
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 33.47 $ 29.47 $ 27.88 $ 24.32 $ 30.28
Investment activities
Net investment income
(1)(2)
0.17 0.16 0.25 0.31 0.21
Net realized and unrealized gain/
loss (1.58) 6.84 2.40 4.36 (3.32)
Total from investment activities (1.41) 7.00 2.65 4.67 (3.11)
Distributions
Net investment income (0.15) (0.24) (0.24) (0.33) (0.19)
Net realized gain (3.69) (2.76) (0.82) (0.78) (2.66)
Total distributions (3.84) (3.00) (1.06) (1.11) (2.85)
NET ASSET VALUE
End of period $ 28.22 $ 33.47 $ 29.47 $ 27.88 $ 24.32
Ratios/Supplemental Data
Total return
(2)(3)
(4.46)% 24.14% 9.58% 19.30% (10.86)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net expenses after waivers/
payments by Price Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net investment income 0.54% 0.49% 0.99% 1.14% 0.70%
Portfolio turnover rate 46.8% 24.8% 35.1% 31.9% 33.9%
Net assets, end of period (in
thousands) $69,762 $96,545 $200,662 $164,369 $206,272
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 32.81 $ 28.93 $ 27.39 $ 23.91 $ 29.82
Investment activities
Net investment income
(1)(2)
0.10 0.10 0.19 0.25 0.14
Net realized and unrealized gain/
loss (1.56) 6.70 2.34 4.27 (3.27)
Total from investment activities (1.46) 6.80 2.53 4.52 (3.13)
Distributions
Net investment income (0.12) (0.16) (0.17) (0.26) (0.12)
Net realized gain (3.69) (2.76) (0.82) (0.78) (2.66)
Total distributions (3.81) (2.92) (0.99) (1.04) (2.78)
NET ASSET VALUE
End of period $ 27.54 $ 32.81 $ 28.93 $ 27.39 $ 23.91
Ratios/Supplemental Data
Total return
(2)(3)
(4.70)% 23.89% 9.31% 19.00% (11.08)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.30% 1.29% 1.30% 1.30% 1.30%
Net expenses after waivers/
payments by Price Associates 1.30% 1.29% 1.30% 1.30% 1.30%
Net investment income 0.31% 0.30% 0.75% 0.95% 0.46%
Portfolio turnover rate 46.8% 24.8% 35.1% 31.9% 33.9%
Net assets, end of period (in
thousands) $119,670 $141,484 $125,051 $137,109 $146,986
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 33.61 $ 29.57 $ 27.95 $ 24.39 $ 30.39
Investment activities
Net investment income
(1)(2)
0.30 0.34 0.36 0.44 0.35
Net realized and unrealized gain/
loss (1.58) 6.84 2.42 4.35 (3.35)
Total from investment activities (1.28) 7.18 2.78 4.79 (3.00)
Distributions
Net investment income (0.34) (0.38) (0.34) (0.45) (0.34)
Net realized gain (3.69) (2.76) (0.82) (0.78) (2.66)
Total distributions (4.03) (3.14) (1.16) (1.23) (3.00)
NET ASSET VALUE
End of period $ 28.30 $ 33.61 $ 29.57 $ 27.95 $ 24.39
Ratios/Supplemental Data
Total return
(2)(3)
(4.08)% 24.69% 10.03% 19.75% (10.48)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.66% 0.65% 0.65% 0.65% 0.65%
Net expenses after waivers/
payments by Price Associates 0.66% 0.65% 0.65% 0.65% 0.65%
Net investment income 0.94% 0.97% 1.43% 1.62% 1.15%
Portfolio turnover rate 46.8% 24.8% 35.1% 31.9% 33.9%
Net assets, end of period (in
millions) $4,364 $3,139 $2,344 $3,452 $2,565
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 33.63 $ 29.57 $ 18.84
Investment activities
Net investment income
(2)(3)
0.52 0.54 0.40
Net realized and unrealized gain/loss (1.58) 6.87 11.64
Total from investment activities (1.06) 7.41 12.04
Distributions
Net investment income (0.53) (0.59) (0.49)
Net realized gain (3.69) (2.76) (0.82)
Total distributions (4.22) (3.35) (1.31)
NET ASSET VALUE
End of period $ 28.35 $ 33.63 $ 29.57
Ratios/Supplemental Data
Total return
(3)(4)
(3.44)% 25.50% 64.05%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.64% 0.64% 0.64%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 1.60% 1.56% 1.94%
(5)
Portfolio turnover rate 46.8% 24.8% 35.1%
Net assets, end of period (in millions) $4,291 $5,773 $5,327
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.8%
COMMUNICATION SERVICES 5.0%
Entertainment 0.9%
Madison Square Garden Entertainment  (1) 1,164,424 52,364
Madison Square Garden Sports  309,889 56,812
109,176
Media 4.1%
DISH Network, Class A  (1) 3,021,512 42,422
News, Class A  16,163,715 294,180
Paramount Global, Class B  5,392,088 91,018
Scholastic  2,514,418 99,219
526,839
Total Communication Services 636,015
CONSUMER DISCRETIONARY 8.4%
Automobiles 1.0%
General Motors  3,602,889 121,201
121,201
Diversified Consumer Services 1.5%
Bright Horizons Family Solutions  (1) 1,544,128 97,434
Strategic Education  (2) 1,226,364 96,049
193,483
Hotels, Restaurants & Leisure 0.9%
Compass Group (GBP)  4,813,335 111,150
111,150
Household Durables 0.8%
Mohawk Industries  (1) 1,027,404 105,021
105,021
Specialty Retail 2.5%
Bath & Body Works  2,025,600 85,359
Best Buy  1,297,947 104,108
Burlington Stores  (1) 659,069 133,633
323,100
Textiles, Apparel & Luxury Goods 1.7%
Ralph Lauren  2,003,883 211,750
211,750
Total Consumer Discretionary 1,065,705
CONSUMER STAPLES 7.8%
Beverages 2.6%
Carlsberg, Class B (DKK)  948,009 125,751

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Constellation Brands, Class A  461,200 106,883
Monster Beverage  (1) 1,004,433 101,980
334,614
Food & Staples Retailing 1.5%
Sysco  2,570,524 196,517
196,517
Food Products 3.2%
Bunge  1,128,240 112,564
Campbell Soup  654,305 37,132
Flowers Foods  9,225,473 265,140
414,836
Household Products 0.5%
Kimberly-Clark  512,962 69,635
69,635
Total Consumer Staples 1,015,602
ENERGY 9.0%
Energy Equipment & Services 5.9%
Expro Group Holdings  (1) 7,243,216 131,320
NOV  4,684,943 97,868
SEACOR Marine Holdings  (1)(2) 3,060,096 28,030
TechnipFMC  (1)(2) 25,656,726 312,756
Tidewater  (1)(2) 4,963,627 182,910
752,884
Oil, Gas & Consumable Fuels 3.1%
Cameco  5,835,212 132,284
Canadian Natural Resources  1,138,999 63,249
Equitrans Midstream  19,023,952 127,460
Imperial Oil  1,400,081 68,240
391,233
Total Energy 1,144,117
FINANCIALS 15.6%
Banks 5.3%
Fifth Third Bancorp  7,648,262 250,939
Popular  1,969,633 130,626
Signature Bank  1,014,861 116,932
Webster Financial  3,363,492 159,228
Westamerica BanCorp  440,772 26,010
683,735
Capital Markets 2.5%
Main Street Capital  2,023,471 74,767
Open Lending, Class A  (1) 6,663,384 44,978

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
State Street  2,574,018 199,667
319,412
Consumer Finance 0.6%
OneMain Holdings  2,364,600 78,765
78,765
Diversified Financial Services 1.5%
Apollo Global Management  1,631,100 104,048
Jackson Financial, Class A  2,502,548 87,064
191,112
Insurance 5.7%
Brown & Brown  2,096,674 119,447
CNA Financial  2,933,498 124,028
Kemper  2,746,841 135,145
Loews  2,195,660 128,073
RenaissanceRe Holdings  1,231,570 226,892
733,585
Total Financials 2,006,609
HEALTH CARE 9.8%
Health Care Equipment & Supplies 3.5%
DENTSPLY SIRONA  3,851,604 122,635
Koninklijke Philips (EUR)  7,619,464 114,652
Zimmer Biomet Holdings  1,690,154 215,494
452,781
Health Care Providers & Services 5.3%
Cardinal Health  1,410,624 108,435
Centene  (1) 1,512,925 124,075
Fresenius (EUR)  2,490,242 69,557
Patterson  2,638,958 73,970
Select Medical Holdings  (2) 12,407,386 308,075
684,112
Life Sciences Tools & Services 1.0%
Charles River Laboratories International  (1) 602,230 131,226
131,226
Total Health Care 1,268,119
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 3.9%
Rolls-Royce Holdings (GBP)  (1) 113,285,455 126,537
Spirit AeroSystems Holdings, Class A  4,152,628 122,918
Textron  3,574,493 253,074
502,529

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.7%
CH Robinson Worldwide  952,985 87,255
87,255
Building Products 1.0%
Trane Technologies  766,000 128,757
128,757
Electrical Equipment 0.8%
Rockwell Automation  385,345 99,253
99,253
Machinery 4.3%
Alstom (EUR)  3,360,890 82,229
Middleby  (1) 873,644 116,981
PACCAR  1,492,028 147,666
Stanley Black & Decker  2,668,900 200,488
547,364
Road & Rail 1.2%
JB Hunt Transport Services  881,670 153,728
153,728
Trading Companies & Distributors 0.6%
Ashtead Group (GBP)  1,427,849 81,109
81,109
Total Industrials & Business Services 1,599,995
INFORMATION TECHNOLOGY 5.7%
Communications Equipment 1.3%
Arista Networks  (1) 560,357 67,999
Motorola Solutions  372,200 95,920
163,919
Electronic Equipment, Instruments & Components 0.9%
Corning  2,422,971 77,389
National Instruments  1,137,283 41,966
119,355
IT Services 0.8%
Global Payments  1,064,988 105,775
105,775
Semiconductors & Semiconductor Equipment 0.9%
Marvell Technology  3,183,445 117,915
117,915

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals 1.8%
Western Digital  (1) 7,330,376 231,273
231,273
Total Information Technology 738,237
MATERIALS 7.7%
Chemicals 1.7%
Corteva  1,287,823 75,698
PPG Industries  363,676 45,729
Scotts Miracle-Gro  1,957,231 95,102
216,529
Construction Materials 1.9%
Summit Materials, Class A  (1) 5,465,316 155,160
Vulcan Materials  499,438 87,457
242,617
Containers & Packaging 1.3%
Ball  1,585,883 81,102
Westrock  2,398,304 84,324
165,426
Metals & Mining 2.8%
AngloGold Ashanti, ADR  3,109,000 60,377
Franco-Nevada (CAD)  856,853 116,802
Freeport-McMoRan  1,477,789 56,156
Fresnillo (GBP)  10,958,286 119,732
353,067
Total Materials 977,639
REAL ESTATE 5.2%
Equity Real Estate Investment Trusts 4.8%
Apartment Investment & Management, Class A, REIT  9,836,953 70,039
Equity Commonwealth, REIT  1,286,821 32,132
Equity Residential, REIT  1,124,467 66,344
Rayonier, REIT  3,534,231 116,488
Regency Centers, REIT  1,834,594 114,662
Rexford Industrial Realty, REIT  1,835,491 100,291
Weyerhaeuser, REIT  3,779,436 117,163
617,119
Equity Real Estate Investment Trusts (Reits) 0.4%
Vornado Realty Trust, REIT  2,262,500 47,083
47,083
Total Real Estate 664,202

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 4.9%
Electric Utilities 4.4%
FirstEnergy  6,497,573 272,508
PG&E  (1) 17,621,150 286,520
559,028
Multi-Utilities 0.5%
CenterPoint Energy  2,240,489 67,192
67,192
Total Utilities 626,220
Total Miscellaneous Common Stocks  4.2%  (3) 537,808
Total Common Stocks (Cost $10,599,426) 12,280,268
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 4.30%  (2)(4) 577,404,721 577,405
Total Short-Term Investments (Cost $577,405) 577,405
Total Investments in Securities
100.3% of Net Assets
(Cost $11,176,831) $ 12,857,673
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apartment Investment & Management, Class A,
REIT  $ 443 $ (6,018) $ 197
Equity Commonwealth, REIT  (5,103) 1,310 5,676
Expro Group Holdings  1,138 24,250 —
Flowers Foods  18,217 (10,245) 9,565
Patterson  11,541 (13,104) 6,342
Scholastic  874 (1,137) 1,693
SEACOR Marine Holdings  195 16,811 —
Select Medical Holdings  3,239 (48,348) 5,399
Strategic Education  (1,255) 27,340 3,017
TechnipFMC  (1,273) 163,943 —
Tidewater  1,623 127,078 —
Westamerica BanCorp  6,615 (7,756) 2,935
T. Rowe Price Government Reserve Fund, 4.30% — — 11,686
Totals $ 36,254# $ 274,124 $ 46,510+

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
Apartment Investment &
Management, Class A, REIT  $ * $ 2,887 $ 806 $ *
Equity Commonwealth, REIT  184,556 2,246 155,980 *
Expro Group Holdings  * 20,405 1,363 *
Flowers Foods  356,712 17 81,344 *
Patterson  210,323 — 123,249 *
Scholastic  * 11,184 909 *
SEACOR Marine Holdings  9,245 2,205 231 28,030
Select Medical Holdings  284,141 73,560 1,278 308,075
Strategic Education  70,656 6,078 8,025 96,049
TechnipFMC  136,221 61,308 48,716 312,756
Tidewater  50,863 5,375 406 182,910
Westamerica BanCorp  128,351 — 94,585 *
T. Rowe Price Government
Reserve Fund, 4.30% 921,488   ¤   ¤ 577,405
Total $ 1,505,225^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $46,510 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,186,769.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,176,831) $ 12,857,673
Dividends receivable 20,695
Receivable for investment securities sold 15,944
Receivable for shares sold 8,046
Due from affiliates 2,107
Foreign currency (cost $4) 4
Other assets 4,264
Total assets 12,908,733
Liabilities
Payable for shares redeemed 66,187
Payable for investment securities purchased 16,754
Investment management fees payable 7,115
Payable to directors 8
Other liabilities 1,041
Total liabilities 91,105
NET ASSETS $ 12,817,628

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,762,185
Paid-in capital applicable to 452,576,082 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 11,055,443
NET ASSETS $ 12,817,628
NET ASSET VALUE PER SHARE
Investor Class
($3,973,015,877 / 140,149,452 shares outstanding) $ 28.35
Advisor Class
($69,761,732 / 2,472,155 shares outstanding) $ 28.22
R Class
($119,670,163 / 4,346,040 shares outstanding) $ 27.54
I Class
($4,364,289,277 / 154,228,053 shares outstanding) $ 28.30
Z Class
($4,290,891,393 / 151,380,382 shares outstanding) $ 28.35

T. ROWE PRICE Mid-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $5,710) $ 222,381
Securities lending 765
    Interest 337
Other 5
Total income 223,488
Expenses
Investment management 88,339
Shareholder servicing
Investor Class $ 7,308
Advisor Class 132
R Class 199
I Class 712 8,351
Rule 12b-1 fees
Advisor Class 205
R Class 634 839
Prospectus and shareholder reports
Investor Class 150
Advisor Class 3
R Class 1
I Class 129
Z Class 2 285
Custody and accounting 630
Registration 173
Directors 36
Legal and audit 30
Miscellaneous 139
Waived / paid by Price Associates (32,013)
Total expenses 66,809
Net investment income 156,679

T. ROWE PRICE Mid-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,978,687
Foreign currency transactions (81)
Net realized gain 1,978,606
Change in net unrealized gain / loss
Securities (2,705,078)
Other assets and liabilities denominated in foreign currencies (175)
Change in net unrealized gain / loss (2,705,253)
Net realized and unrealized gain / loss (726,647)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (569,968)

T. ROWE PRICE Mid-Cap Value Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 156,679 $ 168,692
Net realized gain 1,978,606 1,314,232
Change in net unrealized gain / loss (2,705,253) 1,729,511
Increase (decrease) in net assets from operations (569,968) 3,212,435
Distributions to shareholders
Net earnings
Investor Class (494,572) (511,633)
Advisor Class (8,517) (8,020)
R Class (14,744) (11,506)
I Class (558,012) (271,303)
Z Class (577,651) (522,532)
Decrease in net assets from distributions (1,653,496) (1,324,994)
Capital share transactions
*
(1)
Shares sold
Investor Class 842,201 1,075,586
Advisor Class 13,686 17,597
R Class 9,637 13,016
I Class 2,295,900 862,965
Z Class 207,217 658,659
Distributions reinvested
Investor Class 464,486 477,897
Advisor Class 8,386 7,929
R Class 14,744 11,506
I Class 521,681 253,889
Z Class 577,651 522,532
Shares redeemed
Investor Class (2,595,058) (1,359,224)
Advisor Class (35,926) (154,768)
R Class (25,448) (25,375)
I Class (870,587) (640,060)
Z Class (1,517,076) (1,547,239)
Increase (decrease) in net assets from capital share
transactions (88,506) 174,910

T. ROWE PRICE Mid-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (2,311,970) 2,062,351
Beginning of period 15,129,598 13,067,247
End of period $ 12,817,628 $ 15,129,598
*Share information (000s)
(1)
Shares sold
Investor Class 25,922 31,566
Advisor Class 415 519
R Class 304 387
I Class 70,072 25,092
Z Class 6,401 19,294
Distributions reinvested
Investor Class 16,006 14,754
Advisor Class 290 246
R Class 523 364
I Class 18,014 7,843
Z Class 19,919 16,138
Shares redeemed
Investor Class (79,601) (39,850)
Advisor Class (1,117) (4,691)
R Class (793) (761)
I Class (27,237) (18,831)
Z Class (46,591) (43,910)
Increase in shares outstanding 2,527 8,160
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued. The fund has five classes of shares: the Mid-Cap Value Fund (Investor Class), the Mid-Cap Value
Fund–Advisor Class (Advisor Class), the Mid-Cap Value Fund–R Class (R Class),
the Mid-Cap Value Fund–I Class (I Class) and the Mid-Cap Value Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate
Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE Mid-Cap Value Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are

T. ROWE PRICE Mid-Cap Value Fund

not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2022, the fund realized
$129,678,000 of net gain on $260,884,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Mid-Cap Value Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Mid-Cap Value Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,281,746 $ 998,522 $ — $ 12,280,268
Short-Term Investments 577,405 — — 577,405
Total $ 11,859,151 $ 998,522 $ — $ 12,857,673

T. ROWE PRICE Mid-Cap Value Fund

administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $6,130,970,000 and $7,214,512,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 230,314 $ 443,094
Long-term capital gain 1,423,182 881,900
Total distributions $ 1,653,496 $ 1,324,994

T. ROWE PRICE Mid-Cap Value Fund

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 11,248,750
Unrealized appreciation $ 2,817,913
Unrealized depreciation (1,209,147)
Net unrealized appreciation (depreciation) $ 1,608,766
($000s)
Undistributed ordinary income $ 7,253
Undistributed long-term capital gain 144,957
Net unrealized appreciation (depreciation) 1,608,766
Other temporary differences 1,209
Total distributable earnings (loss) $ 1,762,185

T. ROWE PRICE Mid-Cap Value Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Mid-Cap Value Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
At December 31, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for Price Associates; $2,889,000 for T. Rowe Price Services, Inc.; and
$734,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $400,000 for shareholder servicing costs related to the college savings plans, of which $263,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 04/30/24 N/A
(Waived)/repaid during the period ($000s) $— $(32,013)

T. ROWE PRICE Mid-Cap Value Fund

presented net on the accompanying Statement of Assets and Liabilities. At December 31,
2022, approximately 7% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $374,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE Mid-Cap Value Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mid-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Mid–Cap Value
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Value Fund, Inc. (the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$79,167,000 from short-term capital gains
$1,603,666,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $207,541,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $159,466,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$19,081,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.

T. ROWE PRICE Mid-Cap Value Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Mid-Cap Value Fund

L IQUIDITY RISK M ANAGEMENT P ROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Mid-Cap Value Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Mid-Cap Value Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Mid-Cap Value Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Mid-Cap Value Fund Principal Occupation(s)
Stephanie Beebe (1990)
Vice President
Employee, T. Rowe Price; formerly, student, The
Wharton School, University of Pennsylvania (to
2020); summer intern, T. Rowe Price (2018);
Investment Banking Associate, Bank of America
Merrill Lynch (to 2018)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Christopher W. Carlson (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vincent M. DeAugustino (1983)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund

Name (Year of Birth)
Position Held With Mid-Cap Value Fund Principal Occupation(s)
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Ryan S. Hedrick, CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Josepha Kaufman  (1973)
Vice President
Vice President, T. Rowe Price; formerly, Managing
Director, Senior Analyst, Epoch Investment Partners
(to 2021)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Priyal Maniar, CFA (1991)
Vice President
Vice President, T. Rowe Price; formerly, Senior
Research Analyst, Brandywine Global (to 2021)
Heather K. McPherson, CPA (1967)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Andy Peters (1988)
Vice President
Employee, T. Rowe Price
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund

Name (Year of Birth)
Position Held With Mid-Cap Value Fund Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Justin P. White  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582722
F115-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2023